Cover	Apr. 08, 2021	Dec. 07, 2020
Document Information [Line Items]
Document Period End Date	Apr. 08, 2021
Document Type		8-K
Entity Registrant Name	iROBOT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36414
Entity Tax Identification Number	77-0259335
Entity Address, Address Line One	8 Crosby Drive
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
City Area Code	781
Entity Address, Postal Zip Code	01730
Local Phone Number	430-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	IRBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0001159167
Amendment Flag		false
No Trading Symbol Flag